Equity (Reclassifications from Accumulated Other Comprehensive Income (Loss) to Net Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net of other income (expense)		¥ (5,478)	¥ 4,326	¥ 13,381
Equity in net income (losses) of affiliates		(5,060)	(7,782)	(69,117)
Tax benefit (expense)		(211,719)	(238,067)	(307,979)
Net income		561,242	398,034	¥ 455,953
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	[1]	884	(418)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized holding gains (losses) on available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net of other income (expense)	[1]	1,796	14
Equity in net income (losses) of affiliates	[1]	249	(201)
Pre-tax amount	[1]	2,045	(187)
Tax benefit (expense)	[1]	(767)	67
Net income	[1]	1,278	(120)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gains (losses) on cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity in net income (losses) of affiliates	[1]	(46)	(25)
Pre-tax amount	[1]	(46)	(25)
Tax benefit (expense)	[1]	15	9
Net income	[1]	(31)	(16)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net of other income (expense)	[1]	263
Pre-tax amount	[1]	263
Net income	[1]	263
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net periodic pension cost	[1],[2]	(931)	(439)
Pre-tax amount	[1]	(931)	(439)
Tax benefit (expense)	[1]	305	157
Net income	[1]	¥ (626)	¥ (282)

[1]	Amounts in parentheses indicate decreased effects on net income.
[2]	Amounts reclassified out of pension liability adjustment are included in the computation of net periodic pension cost. See Note 17 "Employees' retirement benefits" for additional details.